CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Common Share	Additional paid-in capital	Retained earnings - Statutory reserves	Retained earnings - Unrestricted	Accumulated other comprehensive income	Noncontrolling interest	Total
BALANCE at Jun. 30, 2010	$ 20,871	$ 67,269	$ 1,837,395	$ 59,373,726	$ 1,135,541		$ 62,434,802
BALANCE (in shares) at Jun. 30, 2010	20,871,192
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants exercised-cash proceeds	220	1,318,316					1,318,536
Warrants exercised-cash proceeds (in shares)	219,756
Warrants exercised-derivative value		2,056,498					2,056,498
Noncontrolling interest in acquirees						8,663,200	8,663,200
Net income				39,907,860			39,907,860
Adjustment of statutory reserve			1,566,398	(1,276,593)			289,805
Foreign currency translation adjustments					3,976,331		3,976,331
BALANCE at Jun. 30, 2011	21,091	3,442,083	3,403,793	98,004,993	5,111,872	8,663,200	118,647,032
BALANCE (in shares) at Jun. 30, 2011	21,090,948						21,090,948
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for services	30	149,970					150,000
Shares issued for services (in shares)	30,424						30,424
Acquisition of noncontrolling interest						(4,331,600)	(4,331,600)
Net income				12,494,557			12,494,557
Adjustment of statutory reserve			286,148	(242,418)			43,730
Foreign currency translation adjustments					2,502,100		2,502,100
BALANCE at Jun. 30, 2012	$ 21,121	$ 3,592,053	$ 3,689,941	$ 110,257,132	$ 7,613,972	$ 4,331,600	$ 129,505,819
BALANCE (in shares) at Jun. 30, 2012	21,121,372						21,121,372